BORROWINGS - Schedule of Composition of Borrowings (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 297,908,081	$ 224,818,416
Non-current borrowings	163,635,149	92,375,076
Current borrowings	134,272,932	132,443,340
- In foreign currency
Disclosure of detailed information about borrowings [line items]
Total	253,981,300	205,696,923
- In local currency
Disclosure of detailed information about borrowings [line items]
Total	$ 43,926,781	$ 19,121,493